SHARE OPTIONS AND SHARE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share options and share warrants [Abstract]
Schedule of Grants of Share Options and Warrants
The number and weighted average exercise price of share options and warrants per ordinary share is as follows (as required by IFRS 2, this information relates to all grants of share options and warrants by the Group):

	Options and warrants	Weighted- average exercise price US$	Range US$
	‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2016	8,158,452	3.36	0.66 –4.47
Granted	2,160,000	2.39	1.67 –2.80
Exercised	(322,272)	2.09	0.66 –2.65
Forfeited	(165,997)	3.39	2.52 –3.61

Outstanding at end of year	9,830,183	3.19	0.66 –4.47

Exercisable at end of year	5,838,851	3.31	0.75 –4.23

Outstanding January 1, 2017	9,830,183	3.19	0.66 –4.47
Granted	5,630,000	1.31	1.24 –1.44
Exercised	-	-	-
Forfeited	(4,732,807)	3.86	0.75 –4.47

Outstanding at end of year	10,727,376	1.92	1.24 –4.36

Exercisable at end of year	3,268,707	2.57	1.66 –4.36

Outstanding January 1, 2018	10,727,376	1.92	1.24 –4.36
Granted	720,000	1.07	0.67 –1.37
Exercised	-	-	-
Forfeited	(539,176)	2.50	1.34 –4.23

Outstanding at end of year	10,908,200	1.83	0.67 –4.36

Exercisable at end of year	6,091,864	2.09	1.24 –4.36

	Options and warrants	Weighted- average exercise price US$	Range US$
	‘ADS’ Equivalent	Per ‘ADS’	Per ‘ADS’
Outstanding January 1, 2016	2,039,613	13.44	2.63 –17.88
Granted	540,000	9.57	6.69 –11.20
Exercised	(80,568)	8.35	2.64 –10.61
Forfeited	(41,499)	13.58	10.08 –14.44

Outstanding at end of year	2,457,546	12.76	2.64 –17.88

Exercisable at end of year	1,459,713	13.24	3.00 –16.92

Outstanding January 1, 2017	2,457,546	12.76	2.64 - 17.88
Granted	1,407,500	5.25	4.95 – 5.75
Exercised	-	-	-
Forfeited	(1,183,202)	10.26	3.00 –17.88

Outstanding at end of year	2,681,844	7.69	4.96–17.44

Exercisable at end of year	817,179	10.29	6.64 –17.45

Outstanding January 1, 2018	2,681,844	7.69	4.96 - 17.44
Granted	180,000	4.28	2.68 – 5.48
Exercised	-	-	-
Forfeited	(134,794)	10.00	5.36 – 16.92

Outstanding at end of year	2,727,050	7.32	2.68–17.44

Exercisable at end of year	1,522,966	8.36	4.96 –17.44

Summary of Range of Prices of Stock Options
A summary of the range of prices for the Company’s stock options for the year ended December 31, 2018 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.66-US$0.99	430,000	0.88	6.79	-	-	-
US$1.00-US$2.05	6,111,800	1.35	5.64	2,476,133	1.35	5.57
US$2.06- US$2.99	4,168,400	2.51	2.23	3,437,731	2.51	1.83
US$3.00 -US$4.47	198,000	4.20	2.97	178,000	4.20	2.93

	10,908,200			6,091,864

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$2.64-US$3.96	107,500	3.52	6.79	-	-	-
US$4.00-US$8.20	1,527,950	5.40	5.64	619,033	5.40	5.57
US$8.24- US$11.96	1,042,100	10.04	2.23	859,433	10.04	1.83
US$12.00 -US$17.88	49,500	16.80	2.97	44,500	16.80	2.93

	2,727,050			1,522,966

The weighted-average remaining contractual life of options outstanding at December 31, 2018 was 4.33 years (2017: 5.10 years).

A summary of the range of prices for the Company’s stock options for the year ended December 31, 2017 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$1.00-US$2.05	6,075,644	1.38	6.52	215,652	1.69	2.57
US$2.06- US$2.99	4,333,732	2.52	3.20	2,861,061	2.53	2.20
US$3.00 -US$4.47	318,000	4.21	3.95	192,002	4.21	3.92

	10,727,376			3,268,715

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$4.00-US$8.20	1,518,911	5.52	6.52	53,913	6.76	2.57
US$8.24- US$11.96	1,083,433	10.08	3.20	715,265	10.12	2.20
US$12.00 -US$17.88	79,500	16.84	3.95	48,001	16.84	3.92

	2,681,844			817,179

Schedule of Fair Value of the Options Vesting Period
The fair value of the options is expensed over the vesting period of the option. US$1,369,000 was charged to the statement of operations in 2018, (2017: US$928,000), (2016: US$1,381,446) split as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Share-based payments – cost of sales	34	35	32
Share-based payments – selling, general and administrative	1,335	893	1,349

Total – continuing operations	1,369	928	1,381
Share-based payments – discontinued operations	-	-	33

Total	1,369	928	1,414

Schedule of Assumption Determining Fair Value of Share Options
The estimate of the fair value of services received is measured based on a trinomial model. The following are the input assumptions used in determining the fair value of share options granted in 2018, 2017 and 2016:

	Key management personnel	Other employees		Key management personnel		Other employees		Key management personnel		Other employees
	2018	2018		2017		2017		2016		2016
Weighted average fair value at measurement date per ‘A’ share / (per ADS)	-	$	US0.41 /(US$1.64)	$	US0.43 /(US$1.72)	$	US0.44 /(US$1.76)	$	US0.58 /(US$2.32)	$	US0.57 /(US$2.28)

Total ‘A’ share options granted / (ADS’s equivalent)	-		720,000 /(180,000)		5,150,000/(1,287,500)		480,000 /(120,000)		1,700,000/(425,000)		460,000 /(115,000)

Weighted average share price per ‘A’ share / (per ADS)	-	$	US1.07 /(US$4.28)	$	US1.34 /(US$5.36)	$	US1.31 /(US$5.24)	$	US2.43 /(US$9.72)	$	US2.25 /(US$9.00)

Weighted average exercise price per ‘A’ share / (per ADS)	-	$	US1.07 /(US$4.28)	$	US1.34 /(US$5.36)	$	US1.31 /(US$5.24)	$	US2.43 /(US$9.72)	$	US2.25 /(US$9.00)

Weighted average expected volatility	-		42.69%		40.62%		40.48%		29.63%		36.73%

Weighted average expected life	-		4.55		4.45		4.69		4.81		3.74

Weighted average risk free interest rate	-		2.72%		1.59%		1.91%		1.21%		1.29%

Expected dividend yield	-		-		0.81%		0.81%		1.14%		0.96%